Property, equipment and lease liability	12 Months Ended
Dec. 31, 2025
Property, equipment and lease liability
Property, equipment and lease liability

10.Property, equipment and lease liability

The changes in the carrying amounts of the Company’s equipment during the years ended December 31, 2025 and December 31, 2024, were as follows:

Equipment
$
Balance December 31, 2023	12,364
Depreciation	(5,513)
Acquisitions	—
Disposals	(6,851)
Balance December 31, 2024	—
Depreciation	—
Acquisitions	—
Disposals	—
Balance, December 31, 2025	—